Statement of compliance	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Statement of compliance
2.	Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standard Board (“IASB”) and in conformity with International Financial Reporting Standards as adopted by the European Union up to 31 December 2020 (collectively “IFRS”). AB InBev did not early apply any new IFRS requirements that were not yet effective in 2020 and did not apply any European carve-outs from IFRS.